Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended
	Apr. 30, 2018	Sep. 30, 2017	Sep. 30, 2018
IIA
Commitments And Contingent Liabilities [Line Items]
Proceeds from research and development funding			$ 2,100
Royalty amount payable			$ 800
IIA | Minimum
Commitments And Contingent Liabilities [Line Items]
Royalty fees payable on product sales, percentage			3.00%
IIA | Maximum
Commitments And Contingent Liabilities [Line Items]
Royalty fees payable on product sales, percentage			5.00%
Maximum percentage of royalty payable on grant received			100.00%
UroGen Pharma Inc.
Commitments And Contingent Liabilities [Line Items]
Lease commencement date	Jul. 31, 2018	Oct. 31, 2017	May 31, 2016
Lease termination date	Mar. 31, 2024	Feb. 28, 2021
Contractual obligation	$ 1,400	$ 2,130
Payments for improvements	$ 196